UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter End December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:       Veredus Asset Management LLC
Address:    6060 Dutchmans Lane Suite 320
            Louisville, KY 40205

Form 13F File Number: 28-7802

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       James R. Jenkins
Title:      V.P. & Chief Operating Officer
Phone:      (502) 899-4080

Signature, Place, and Date of Signing:

JAMES R. JENKINS              LOUISVILLE, KENTUCKY          January 5, 2009
----------------              --------------------          ---------------
   [Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                          -----------
Form 13F Information Table Entry Total:   82
                                          -----------
Form 13F Information Table Value Total:   $435,220
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                     VALUE              SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
              NAME                  TITLE    CUSIP                   (000s)    SHARES   PRN CALL  DISCRTN    MGRS   SOLE  SHARE NONE
AECOM TECHNOLOGY CORP DE            com    00766T100   6,681,470.25   6,681    217,425  SH          SOLE           217,425
AERO VIRONMENT INC.                 com    008073108  11,436,314.85  11,436    310,685  SH          SOLE           310,685
AEROPOSTALE                         com    007865108   7,227,692.50   7,228    448,925  SH          SOLE           448,925
AKAMAI TECHNOLGIES                  com    00971T101   6,570,563.25   6,571    435,425  SH          SOLE           435,425
AMERICAN PUBLIC EDUCATIO            com    02913V103   7,988,412.00   7,988    214,800  SH          SOLE           214,800
AMGEN INC                           com    031162100   3,818,718.75   3,819     66,125  SH          SOLE            66,125
AMR CORP.                           com    001765106  11,226,974.00  11,227  1,052,200  SH          SOLE         1,052,200
ANSYS INC.                          com    03662Q105   5,980,313.25   5,980    214,425  SH          SOLE           214,425
APOLLO GROUP INC                    com    037604105   1,570,710.00   1,571     20,500  SH          SOLE            20,500
AXSYS TECHNOLOGIES INC.             com    054615109  13,540,819.50  13,541    246,825  SH          SOLE           246,825
BUCKLE INC                          com    118440106   9,882,005.25   9,882    452,887  SH          SOLE           452,887
CABLEVISION SYSTEMS CORP            com    12686C109   4,007,499.00   4,007    237,975  SH          SOLE           237,975
CARTER'S INC.                       com    146229109   6,516,621.00   6,517    338,350  SH          SOLE           338,350
CEPHALON INC                        com    156708109   2,865,888.00   2,866     37,200  SH          SOLE            37,200
CHURCH & DWIGHT INC                 com    171340102   2,806,000.00   2,806     50,000  SH          SOLE            50,000
COMMUNITY BANK SYSTEMS              com    203607106   4,097,520.00   4,098    168,000  SH          SOLE           168,000
CONCUR TECHNOLOGIES INC.            com    206708109   3,131,848.50   3,132     95,425  SH          SOLE            95,425
CONTINENTAL AIRLINES INC            com    210795308  14,660,656.50  14,661    811,775  SH          SOLE           811,775
CUBIST PHARMACEUTICALS INC          com    229678107   5,959,668.00   5,960    246,675  SH          SOLE           246,675
DECKERS OUTDOOR CORP                com    243537107  13,022,803.50  13,023    163,050  SH          SOLE           163,050
DELTA AIRLINES                      com    247361702   6,716,706.00   6,717    586,100  SH          SOLE           586,100
EXPRESS SCRIPTS INC.                com    302182100   3,323,541.00   3,324     60,450  SH          SOLE            60,450
FIRST COMMONWLTH FINL               com    319829107   4,813,034.50   4,813    388,775  SH          SOLE           388,775
FTI CONSULTING INC                  com    302941109   4,862,301.00   4,862    108,825  SH          SOLE           108,825
G-III APPAREL GROUP LTD             com    36237H101   2,078,028.00   2,078    325,200  SH          SOLE           325,200
GENERAL DYNAMICS CORP               com    369550108   2,821,910.00   2,822     49,000  SH          SOLE            49,000
GENESCO INC                         com    371532102   5,648,319.00   5,648    333,825  SH          SOLE           333,825
GENOPTIX INC                        com    37243V100   5,301,144.00   5,301    155,550  SH          SOLE           155,550
GILEAD SCIENCES INC                 com    375558103   3,097,805.50   3,098     60,575  SH          SOLE            60,575
GREATBATCH INC.                     com    39153L106   2,111,508.00   2,112     79,800  SH          SOLE            79,800
GREEN MTN COFFEE ROASTER            com    393122106  10,506,082.50  10,506    271,475  SH          SOLE           271,475
HASBRO INC                          com    418056107   4,929,730.00   4,930    169,000  SH          SOLE           169,000
HOME DEPOT                          com    437076102   2,223,156.50   2,223     96,575  SH          SOLE            96,575
HUDSON CITY BANCORP                 com    443683107   1,849,764.00   1,850    115,900  SH          SOLE           115,900
ILLUMINA INC.                       com    452327109   6,794,882.00   6,795    260,840  SH          SOLE           260,840
ISHARES MSCI GERMANY INDEX          com    464286806     247,938.00     248     12,900  SH          SOLE            12,900
ITT EDUCATIONAL SERVICES INC        com    45068B109   5,423,358.00   5,423     57,100  SH          SOLE            57,100
JACOBS ENGR GROUP INC               com    469814107   4,423,997.50   4,424     91,975  SH          SOLE            91,975
JO-ANN STORES INC.                  com    47758P307   6,456,619.25   6,457    416,825  SH          SOLE           416,825
MAINSOURCE FINANCIAL GRP            com    56062Y102   2,934,537.50   2,935    189,325  SH          SOLE           189,325
MANTECH INTL CORP CL A              com    564563104   4,019,543.25   4,020     74,175  SH          SOLE            74,175
MARTEK BIOSCIENCES CORP             com    572901106  10,524,389.75  10,524    347,225  SH          SOLE           347,225
MARTEN TRANS LTD                    com    573075108   1,364,646.00   1,365     71,975  SH          SOLE            71,975
MASIMO CORP                         com    574795100   4,446,161.50   4,446    149,050  SH          SOLE           149,050
MASTERCARD INC. (CI A)              com    57636Q104   2,733,536.25   2,734     19,125  SH          SOLE            19,125
MCDONALDS CORP                      com    580135101   2,210,854.50   2,211     35,550  SH          SOLE            35,550
MORGAN STANLEY DEAN WITTER          com    617446448   2,066,353.00   2,066    128,825  SH          SOLE           128,825
MULTI-FINELINE ELECTRONIX           com    62541B101   2,916,655.00   2,917    249,500  SH          SOLE           249,500
MYLAN LABS INC                      com    628530107   7,234,782.25   7,235    731,525  SH          SOLE           731,525
MYRIAD GENETICS INC                 com    62855j104  10,497,240.50  10,497    158,425  SH          SOLE           158,425
NCR CORP                            com    62886E108   4,730,537.00   4,731    334,550  SH          SOLE           334,550
NETSCOUT SYSTEMS INC                com    64115T104   3,548,423.00   3,548    411,650  SH          SOLE           411,650
NIKE INC  CL B                      com    654106103   2,470,950.00   2,471     48,450  SH          SOLE            48,450
OWENS CORNING NEW                   com    690742101   2,678,040.00   2,678    154,800  SH          SOLE           154,800
PANERA BREAD CO                     com    69840w108  10,652,780.80  10,653    203,920  SH          SOLE           203,920
POLO RALPH LAUREN CORP-CL A         com    731572103   2,352,238.00   2,352     51,800  SH          SOLE            51,800
PSYCHIATRIC SOLUTIONS               com    74439H108   4,846,596.25   4,847    174,025  SH          SOLE           174,025
QUALCOMM INC                        com    747525103   3,314,275.00   3,314     92,500  SH          SOLE            92,500
REPUBLIC BANCORP INC KY             com    760281204   4,019,480.00   4,019    147,775  SH          SOLE           147,775
ROCKWELL COLLINS                    com    774341101   2,357,127.00   2,357     60,300  SH          SOLE            60,300
SOLERA HOLDINGS INC.                com    83421A104   8,138,208.50   8,138    337,685  SH          SOLE           337,685
ST JUDE MEDICAL INC                 com    790849103   1,667,776.00   1,668     50,600  SH          SOLE            50,600
STARENT NETWORKS CORP.              com    85528P108  10,181,956.75  10,182    853,475  SH          SOLE           853,475
STERICYCLE INC                      com    858912108   6,018,104.40   6,018    115,555  SH          SOLE           115,555
STERIS CORP                         com    859152100   4,419,650.00   4,420    185,000  SH          SOLE           185,000
STRAYER EDUCATION INC               com    863236105   3,666,411.00   3,666     17,100  SH          SOLE            17,100
SYBASE INC                          com    871130100   3,101,204.00   3,101    125,200  SH          SOLE           125,200
TARGET CORP                         com    87612E106   1,690,243.50   1,690     48,950  SH          SOLE            48,950
TELECOMMUNICATION SYSTEM            com    87929J103   4,814,480.25   4,814    560,475  SH          SOLE           560,475
TELEDYNE TECHNOLOGIES               com    879360105   8,444,452.50   8,444    189,550  SH          SOLE           189,550
TEVA PHARMACEUTICAL INDUSTRIES LTD  com    881624209   3,117,188.25   3,117     73,225  SH          SOLE            73,225
THORATEC CORP                       com    885175307   3,551,969.25   3,552    109,325  SH          SOLE           109,325
TOLL BROTHERS INC                   com    889478103   3,021,630.00   3,022    141,000  SH          SOLE           141,000
TREEHOUSE FOODS INC                 com    89469A104   8,987,157.00   8,987    329,925  SH          SOLE           329,925
UNITED STATES STEEL CORP            com    912909108   3,669,780.00   3,670     98,650  SH          SOLE            98,650
URS CORP                            com    903236107  17,053,071.75  17,053    418,275  SH          SOLE           418,275
US BANCORP                          com    902973304   1,711,934.50   1,712     68,450  SH          SOLE            68,450
VALLEY NATIONAL BANCORP             com    919794107   4,917,712.50   4,918    242,850  SH          SOLE           242,850
VISA INC.                           com    92826C839   2,433,680.00   2,434     46,400  SH          SOLE            46,400
WAL MART STORES INC                 com    931142103   3,959,237.50   3,959     70,625  SH          SOLE            70,625
WATSON WYATT WORLDWIDE              com    942712100   5,850,777.00   5,851    122,350  SH          SOLE           122,350
WEBSENSE INC                        com    947684106   6,258,582.75   6,259    418,075  SH          SOLE           418,075

                                                                    435,220